LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Renewal option	3 years
Lease liability	$ 4,787	$ 5,032	$ 1,723
Current lease liabilities	1,205	1,213
Lease liability	$ 3,582	$ 3,819
Helsinki, Finland
Disclosure of maturity analysis of operating lease payments [line items]
Term of contract	2 years
Maximum | Malta
Disclosure of maturity analysis of operating lease payments [line items]
Term of contract	5 years
Minimum | Malta
Disclosure of maturity analysis of operating lease payments [line items]
Term of contract	3 years